Legal structure	12 Months Ended
Dec. 31, 2018
Legal structure
Legal structure

Note 39 Legal structure

The table below lists all the subsidiaries, associated companies, joint ventures and other holdings that are not dormant companies or branches.

Company, reg. No., reg’d office	Holding (capital/votes)
SECUREVALUE CONSULTING LTD, 9908070, London, UK	25%
COM HEM SWEDEN AB, 556859-4195, Stockholm, Sweden	100%
Com Hem AB, 556181-8724, Stockholm, Sweden	100%
TMPL Solutions AB, 559079-9341, Uppsala, Sweden	12.1%
iTUX Communication AB, 556699-4843, Stockholm, Sweden	100%
TELE2 HOLDING AB, 556579-7700, Stockholm, Sweden	100%
Tele2 Treasury AB, 556606-7764, Stockholm, Sweden	100%
Tele2 Sverige AB, 556267-5164, Stockholm, Sweden	100%
SNPAC Swedish Nr Portability Adm.Centre AB, 556595-2925, Stockholm, Sweden	40%
Triangelbolaget D4 AB, 556007-9799, Stockholm, Sweden	25%
Svenska UMTS-nät Holding AB, 556606-7988, Stockholm, Sweden	100%
Svenska UMTS-nat AB, 556606-7996, Stockholm, Sweden	50%
Interloop AB, 556450-2606, Stockholm, Sweden	100%
Net4Mobility HB, 969739-0293, Stockholm, Sweden	50%
Tele2 IoT AB, 556078-0598, Kista, Sweden	100%
Kombridge AB, 556817-2059, Gothenburg, Sweden	100%
Tele2 IoT Latvia SIA, 40003681691, Riga, Latvia	100%
Tele2 IoT Austria GmbH, FN463093w, Vienna, Austria	100%
Tele2 IoT Netherlands, 72180137, Amsterdam, Netherlands	100%
UAB Tele2, 111471645, Vilnius, Lithuania	100%
UAB Tele2 prekyba, 302473332, Vilnius, Lithuania	100%
UAB Mobilieji mokejimai, 304431143, Vilnius, Lithuania	33.3%
Viesoji istaiga Numerio perkelimas, 303386211, Vilnius, Lithuania	25%
UAB Tele2 Fiksuotas Rysys, 111793742, Vilnius, Lithuania	100%
SIA Tele2, 40003272854, Riga, Latvia	100%
SIA Tele2 Shared Service Center, 40003690571, Riga, Latvia	100%
Tele2 Eesti AS, 10069046, Tallinn, Estonia	100%
Estonian Broadband Development Foundation, Estonia	12.5%
Tele2 Netherlands Holding NV, 33272606, Amsterdam, Netherlands	100%
Tele2 Nederlands BV, 33303418, Amsterdam, Netherlands	100%
Tele2 Retail BV, 63201488, Amsterdam, Netherlands	100%
Tele2 Finance BV, 66209218, Amsterdam, Netherlands	100%
Khan Tengri Holding B.V., 27313531, Amsterdam, Netherlands	49%/50.52%
Mobile Telecom Service LLP, 66497-1910-TOO, Almaty, Kazakhstan	100%
Tele2 d.o.o. Za telekomunikacijske usulge, 1849018, Zagreb, Croatia	100%
Tele2 Europe SA, R.C.B56944, Luxembourg	100%
Tele2 Telecommunication GmbH s.r.o., 35820616, Bratislava, Slovakia	100%
Communication Services Tele2 GmbH, 36232, Dusseldorf, Germany	100%
Collecta Forderungsmanagement GmbH, HRB 67126, Dusseldorf, Germany	100%
Tele2 Beteiligungs GmbH, HRB64230, Dusseldorf, Germany	100%
T&Q Netz GmbH Co KB, HRA21263, Dusseldorf, Germany	50%
Tele2 Service GmbH, HRB79647, Dusseldorf, Germany	100%
IntelliNet Holding BV, 34126307, Amsterdam, Netherlands	100%
010033 Telecom GmbH, HRB 48344, Frankfurt, Germany	100%
Tele2 Luxembourg S.A., R.C. B-84.649, Luxembourg	100%
SEC Finance SA, B104730, Luxembourg	100%
Tele2 Luxembourg AB, 556304-7025, Stockholm, Sweden	100%
Tele2 Finance Luxembourg SARL, RCB112873, Luxembourg	100%